Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Other Current Liabilities

	December 31,
	2017	2016	2015
	(In millions of US$)
Value added tax and other taxes payable	48.5	25.6	53.6
Deferred revenue	58.0	72.0	100.8
Fair value of financial instruments (see note 14)	—	—	1.0
Other liabilities	16.6	42.6	43.2

Other current liabilities	123.1	140.2	198.6